INTANGIBLE LEASE ASSETS AND LIABILITIES (Components) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible lease assets:
Intangible lease assets	$ 175,427	$ 182,147	$ 342,357
Intangible lease liabilities:
Below market leases net of amortization	18,592	20,523	36,418
Below market lease, accumulated amortization	$ 30,736	$ 25,800	$ 34,732
Below market lease, weighted average useful life	6 years 9 months 18 days	7 years 3 months 18 days	7 years 2 months 12 days
Acquired in-place leases and other intangibles
Intangible lease assets:
Intangible lease assets	$ 158,508	$ 164,724	$ 307,895
Accumulated amortization	$ 126,962	$ 111,670	$ 184,532
Useful life	9 years 10 months 24 days	10 years 4 months 24 days	10 years 1 month 6 days
Above-market leases
Intangible lease assets:
Intangible lease assets	$ 16,919	$ 17,423	$ 34,462
Accumulated amortization	$ 21,594	$ 19,310	$ 27,979
Useful life	7 years 6 months	7 years 10 months 24 days	8 years 4 months 24 days